TAXATION (Tables)	12 Months Ended
Mar. 31, 2024
Income taxes [Abstract]
Disclosure of detailed information about operating loss carryforwards	As at March 31, 2024, the Company has the following net operating loss carryforwards that are scheduled to expire in the following years:

As at	March 31, 2024
Years of expiry	Non-Canadian	Canadian
2025 - 2031	$5,006	$6
2032 - 2044	16,720	5
No expiry	114,626	—
	$136,352	$11

As at	March 31, 2023
Years of expiry	Non-Canadian	Canadian
2024 - 2030	$16,181	$6
2031 - 2043	17,322	3,849
No expiry	105,843	—
	$139,346	$3,855

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates	These differences result from the following items:

Years ended	Note	March 31 2024	March 31 2023
Income before income taxes and non-controlling interest		$246,687	$159,771
Combined Canadian basic federal and provincial income tax rate		26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate		$65,372	$42,339

Increase (decrease) in income taxes resulting from:
Adjustments in respect of current income tax of previous periods		603	(4,269)
Non-taxable items net of non-deductible items		(14,391)	(4,649)
Unrecognized assets		12,001	9,428
Income taxed at different rates and statutory rate changes		(8,843)	(10,030)
Manufacturing and processing allowance and all other items		(2,236)	(749)
At the effective income tax rate of 21% (March 31, 2023 – 20%)		$52,506	$32,070

Income tax expense reported in the consolidated statements of income:
Current tax expense		$82,421	$69,612
Deferred tax recovery		(29,915)	(37,542)
		$52,506	$32,070

Deferred tax related to items charged or credited directly to equity and goodwill:
Loss on revaluation of cash flow hedges		$(2,212)	$(3,495)
Opening deferred tax of acquired company	5	(10,963)	(6,727)
Other items recognized through equity		6,215	(7,428)
Income tax charged directly to equity and goodwill		$(6,960)	$(17,650)

Disclosure of temporary difference, unused tax losses and unused tax credits	Deferred income tax assets and liabilities are comprised of the following:

As at	March 31 2024	March 31 2023
Accounting income not currently taxable	$24,782	$(655)
Intangible assets	(128,423)	(127,466)
Investment tax credits taxable in future years when utilized	(5,332)	(7,285)
Loss available for offset against future taxable income	9,537	13,898
Property, plant and equipment	19,001	21,688
Other	4,986	1,698
Net deferred income tax liability	$(75,449)	$(98,122)

Presented as:	March 31 2024	March 31 2023
Deferred income tax assets	$5,904	$6,337
Deferred income tax liabilities	(81,353)	(104,459)
Net deferred income tax liability	$(75,449)	$(98,122)
Deferred income tax assets have not been recognized in respect of the following item:

As at	March 31 2024	March 31 2023
Losses and other assets available for offset against future taxable income	$67,908	$59,076
The investment tax credits are scheduled to expire as follows:

Years of expiry	Gross ITC balance
2031 - 2036	$1,246
2037 - 2044	25,768
$27,014